SEAFARER OVERSEAS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2024 (Unaudited)

	Currency	Shares	Value (Note 2)
COMMON STOCKS (95.6%)
Belgium (1.6%)
Anheuser-Busch InBev SA, ADR	USD	920,000	$54,740,000

Total Belgium			54,740,000

Brazil (7.9%)
Ambev SA, ADR(a)	USD	27,500,000	56,650,000
Itau Unibanco Holding SA, ADR	USD	9,750,000	58,695,000
Odontoprev SA	BRL	12,000,000	24,101,200
Raia Drogasil SA	BRL	14,489,500	71,139,099
XP, Inc., Class A	USD	3,299,000	56,445,890

Total Brazil			267,031,189

China / Hong Kong (13.1%)
Alibaba Group Holding, Ltd.	HKD	6,500,000	63,961,460
China Foods, Ltd.	HKD	108,314,000	37,708,913
DFI Retail Group Holdings, Ltd.	USD	17,200,000	30,081,527
Hongkong Land Holdings, Ltd.	USD	18,000,000	58,133,052
Jardine Matheson Holdings, Ltd.	USD	1,904,927	67,108,603
Pacific Basin Shipping, Ltd.	HKD	185,000,000	55,547,595
Want Want China Holdings, Ltd.	HKD	67,500,000	40,519,785
WH Group, Ltd.	HKD	85,065,000	55,296,012
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	27,501,000	33,097,629

Total China / Hong Kong			441,454,576

Czech Republic (1.5%)
Moneta Money Bank AS	CZK	11,113,000	50,909,133

Total Czech Republic			50,909,133

France (1.9%)
Hermes International SCA	EUR	29,600	64,685,988

Total France			64,685,988

Hungary (3.0%)
Richter Gedeon Nyrt	HUF	3,550,000	101,204,990

Total Hungary			101,204,990

India (11.1%)
Computer Age Management Services, Ltd.	INR	1,586,397	86,135,399
L&T Technology Services, Ltd.	INR	1,534,500	95,959,476
Petronet LNG, Ltd.	INR	18,000,000	79,378,216
Tata Motors, Ltd.	INR	3,000,000	41,548,603

	Currency	Shares	Value (Note 2)
India (continued)
UPL, Ltd.	INR	10,400,000	$71,200,859

Total India			374,222,553

Indonesia (2.8%)
Bank Central Asia Tbk PT	IDR	149,000,000	94,155,904

Total Indonesia			94,155,904

Japan (2.0%)
Rohm Co., Ltd.	JPY	5,000,000	68,171,210

Total Japan			68,171,210

Mexico (4.1%)
Becle SAB de CV	MXN	29,780,000	48,959,337
Bolsa Mexicana de Valores SAB de CV	MXN	11,000,000	17,122,001
Wal-Mart de Mexico SAB de CV	MXN	22,142,000	73,683,860

Total Mexico			139,765,198

Peru (1.7%)
Credicorp, Ltd.	USD	338,000	57,676,320

Total Peru			57,676,320

Poland (1.5%)
CD Projekt SA	PLN	1,300,000	52,183,903

Total Poland			52,183,903

Qatar (2.1%)
Qatar Gas Transport Co., Ltd.	QAR	57,613,950	71,302,983

Total Qatar			71,302,983

Singapore (8.0%)
DBS Group Holdings, Ltd.	SGD	2,880,000	78,921,894
Singapore Exchange, Ltd.	SGD	12,455,000	91,829,512
Venture Corp., Ltd.	SGD	8,650,000	97,921,209

Total Singapore			268,672,615

South Africa (3.3%)
Sanlam, Ltd.	ZAR	25,000,000	111,942,347

Total South Africa			111,942,347

	Currency	Shares	Value (Note 2)
South Korea (16.9%)
Coway Co., Ltd.	KRW	900,000	$41,174,896
Hyundai Mobis Co., Ltd.	KRW	980,000	158,554,497
Innocean Worldwide, Inc.	KRW	1,620,000	23,276,133
NAVER Corp.	KRW	542,250	69,159,927
Samsung Biologics Co., Ltd.(a)	KRW	155,000	106,344,017
Samsung C&T Corp.	KRW	450,000	51,255,880
Samsung Electronics Co., Ltd.	KRW	1,075,000	66,286,944
Samsung SDI Co., Ltd.	KRW	230,000	54,079,751

Total South Korea			570,132,045

Taiwan (4.8%)
Accton Technology Corp.	TWD	5,560,000	87,154,549
Novatek Microelectronics Corp.	TWD	4,725,000	76,202,737

Total Taiwan			163,357,286

Thailand (2.8%)
Bangkok Dusit Medical Services PCL, Class F	THB	63,500,000	46,810,807
Siam Cement PCL	THB	7,890,000	48,975,260

Total Thailand			95,786,067

United Arab Emirates (2.3%)
National Central Cooling Co. PJSC	AED	51,197,777	42,653,779
Salik Co. PJSC	AED	40,000,000	36,711,940

Total United Arab Emirates			79,365,719

United Kingdom (1.9%)
Mondi PLC	GBP	3,205,732	62,677,138

Total United Kingdom			62,677,138

Vietnam (1.3%)
PetroVietnam Gas JSC	VND	10,000,000	31,669,727
Vietnam Dairy Products JSC	VND	4,000,000	11,345,453

Total Vietnam			43,015,180

TOTAL COMMON STOCKS
(Cost $3,159,375,600)			3,232,452,344

	Currency	Shares	Value (Note 2)
PREFERRED STOCKS (2.9%)
South Korea (2.9%)
Samsung Electronics Co., Ltd.	KRW	2,050,000	$97,594,033

Total South Korea			97,594,033

TOTAL PREFERRED STOCKS
(Cost $79,472,419)			97,594,033

TOTAL INVESTMENTS
(Cost $3,238,848,019) (98.5%)			$3,330,046,377

Cash and Other Assets, Less Liabilities (1.5%)			49,795,335
NET ASSETS (100.0%)			$3,379,841,712

(a)	Non-income producing security.

ADR American Depositary Receipt

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CZK	-	Czech Republic Koruna
EUR	-	European Union Euro
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
GBP	-	United Kingdom Pound
IDR	-	Indonesia Rupiah
INR	-	India Rupee
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Industry Composition (Unaudited)
Apparel & Textile Products	1.9%
Asset Management	5.0%
Automotive	7.5%
Banking	10.1%
Beverages	5.8%
Biotechnology & Pharmaceuticals	6.2%
Chemicals	2.1%
Construction Materials	1.4%
Containers & Packaging	1.9%
E-Commerce Discretionary	1.9%
Electric Utilities	1.2%
Engineering & Construction	4.3%
Entertainment Content	1.5%
Food	3.1%
Health Care Facilities & Services	1.4%
Home & Office Products	1.2%
Institutional Financial Services	3.2%
Internet Media & Services	2.0%
Oil & Gas Producers	3.4%
Real Estate Owners & Developers	1.7%
Retail - Consumer Staples	5.2%
Retail - Discretionary	2.0%
Semiconductors	4.2%
Specialty Finance	2.6%
Technology Hardware	10.4%
Transportation & Logistics	4.9%
Wholesale - Discretionary	1.0%
Other Industries (each less than 1%)	1.4%
Cash and Other Assets, Less Liabilities	1.5%
Total	100.0%

SEAFARER OVERSEAS VALUE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2024 (Unaudited)

	Currency	Shares	Value (Note 2)
COMMON STOCKS (97.5%)
Belgium (2.0%)
Anheuser-Busch InBev SA, ADR	USD	32,000	$1,904,000

Total Belgium			1,904,000

Brazil (9.7%)
Ambev SA, ADR	USD	889,000	1,831,340
Itau Unibanco Holding SA, ADR	USD	424,000	2,552,480
Odontoprev SA	BRL	1,000,000	2,008,433
XP, Inc., Class A	USD	156,000	2,669,160

Total Brazil			9,061,413

China / Hong Kong (30.2%)
China Foods, Ltd.	HKD	6,603,000	2,298,798
China Yangtze Power Co., Ltd., Class A	CNY	661,990	2,735,144
DFI Retail Group Holdings, Ltd.	USD	1,139,000	1,992,027
First Pacific Co., Ltd.	HKD	5,490,000	2,443,493
Giordano International, Ltd.	HKD	5,200,000	1,051,496
Hongkong Land Holdings, Ltd.	USD	600,000	1,937,768
Jardine Matheson Holdings, Ltd.	USD	56,577	1,993,149
Melco International Development, Ltd.	HKD	3,901,000	2,289,923
Pacific Basin Shipping, Ltd.	HKD	9,211,000	2,765,670
Pico Far East Holdings, Ltd.	HKD	5,538,000	1,219,191
Shangri-La Asia, Ltd.	HKD	4,392,000	3,079,224
Want Want China Holdings, Ltd.	HKD	2,767,000	1,661,011
WH Group, Ltd.	HKD	4,245,000	2,759,438

Total China / Hong Kong			28,226,332

Czech Republic (3.1%)
Moneta Money Bank AS	CZK	634,000	2,904,381

Total Czech Republic			2,904,381

Georgia (5.9%)
Bank of Georgia Group PLC	GBP	46,000	2,704,295
Georgia Capital PLC	GBP	203,174	2,794,727

Total Georgia			5,499,022

India (7.7%)
Petronet LNG, Ltd.	INR	820,000	3,616,119
Tata Motors, Ltd.	INR	99,000	1,371,104
UPL, Ltd.	INR	315,000	2,156,564

Total India			7,143,787

	Currency	Shares	Value (Note 2)
Mexico (2.1%)
Coca-Cola Femsa SAB de CV, ADR	USD	22,000	$1,989,460

Total Mexico			1,989,460

Peru (3.4%)
Credicorp, Ltd.	USD	18,500	3,156,840

Total Peru			3,156,840

Qatar (3.5%)
Qatar Gas Transport Co., Ltd.	QAR	2,660,000	3,292,014

Total Qatar			3,292,014

Singapore (3.8%)
Genting Singapore, Ltd.	SGD	2,770,000	1,760,205
Wilmar International, Ltd.	SGD	759,000	1,809,861

Total Singapore			3,570,066

South Korea (7.3%)
Innocean Worldwide, Inc.	KRW	160,000	2,298,877
Samsung C&T Corp.	KRW	24,000	2,733,647
Samsung SDI Co., Ltd.	KRW	7,700	1,810,496

Total South Korea			6,843,020

Thailand (1.7%)
Siam Cement PCL	THB	251,000	1,558,022

Total Thailand			1,558,022

United Arab Emirates (9.9%)
Emaar Properties PJSC	AED	1,124,000	2,640,962
Fertiglobe PLC	AED	2,600,000	1,755,616
National Central Cooling Co. PJSC	AED	2,481,137	2,067,079
Salik Co. PJSC	AED	3,000,000	2,753,396

Total United Arab Emirates			9,217,053

United Kingdom (3.3%)
Mondi PLC	GBP	154,912	3,028,775

Total United Kingdom			3,028,775

Uruguay (1.0%)
Arcos Dorados Holdings, Inc.	USD	100,000	966,000

Total Uruguay			966,000

	Currency	Shares	Value (Note 2)
Vietnam (2.9%)
PetroVietnam Technical Services Corp.	VND	1,673,080	$2,690,180

Total Vietnam			2,690,180

TOTAL COMMON STOCKS
(Cost $85,299,288)			91,050,365

PREFERRED STOCKS (0.2%)
South Korea (0.2%)
Samsung C&T Corp.	KRW	1,800	151,702

Total South Korea			151,702

TOTAL PREFERRED STOCKS
(Cost $184,192)			151,702

TOTAL INVESTMENTS
(Cost $85,483,480) (97.7%)			$91,202,067

Cash and Other Assets, Less Liabilities (2.3%)			2,174,739
NET ASSETS (100.0%)			$93,376,806

ADR   American Depositary Receipt

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
GBP	-	United Kingdom Pound
INR	-	India Rupee
HKD	-	Hong Kong Dollar
KRW	-	South Korea Won
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Industry Composition (Unaudited)
Advertising & Marketing	2.5%
Asset Management	5.9%
Automotive	3.4%
Banking	12.1%
Beverages	8.6%
Chemicals	4.2%
Commercial Support Services	1.3%
Construction Materials	1.7%
Containers & Packaging	3.3%
Electric Utilities	5.1%
Engineering & Construction	3.1%
Food	9.3%
Insurance	2.1%
Leisure Facilities & Services	8.6%
Oil & Gas Producers	3.9%
Oil & Gas Services & Equipment	2.9%
Real Estate Owners & Developers	4.9%
Retail - Consumer Staples	2.1%
Retail - Discretionary	3.2%
Transportation & Logistics	9.5%
Cash and Other Assets, Less Liabilities	2.3%
Total	100.0%

Notes to Quarterly Portfolio of Investments

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by Seafarer Capital Partners, LLC (the “Adviser”), as the Funds' Valuation Designee and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Adviser, as the Funds' Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

Fair Value Measurements

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. Fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund as of July 31, 2024:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Belgium	$54,740,000	$–	$–	$54,740,000
Brazil	267,031,189	–	–	267,031,189
China / Hong Kong	78,228,698	363,225,878	–	441,454,576
Czech Republic	50,909,133	–	–	50,909,133
France	–	64,685,988	–	64,685,988
Hungary	101,204,990	–	–	101,204,990
India	–	374,222,553	–	374,222,553
Indonesia	94,155,904	–	–	94,155,904
Japan	–	68,171,210	–	68,171,210
Mexico	139,765,198	–	–	139,765,198
Peru	57,676,320	–	–	57,676,320
Poland	–	52,183,903	–	52,183,903
Qatar	–	71,302,983	–	71,302,983
Singapore	–	268,672,615	–	268,672,615
South Africa	111,942,347	–	–	111,942,347
South Korea	–	570,132,045	–	570,132,045
Taiwan	–	163,357,286	–	163,357,286
Thailand	–	95,786,067	–	95,786,067
United Arab Emirates	42,653,779	36,711,940	–	79,365,719
United Kingdom	–	62,677,138	–	62,677,138
Vietnam	–	43,015,180	–	43,015,180
Preferred Stocks	–	97,594,033	–	97,594,033
Total	$998,307,558	$2,331,738,819	$–	$3,330,046,377

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Belgium	$1,904,000	$–	$–	$1,904,000
Brazil	9,061,413	–	–	9,061,413
China / Hong Kong	7,914,144	20,312,188	–	28,226,332
Czech Republic	2,904,381	–	–	2,904,381
Georgia	2,794,727	2,704,295	–	5,499,022
India	–	7,143,787	–	7,143,787
Mexico	1,989,460	–	–	1,989,460
Peru	3,156,840	–	–	3,156,840
Qatar	–	3,292,014	–	3,292,014
Singapore	–	3,570,066	–	3,570,066
South Korea	–	6,843,020	–	6,843,020
Thailand	–	1,558,022	–	1,558,022
United Arab Emirates	4,708,041	4,509,012	–	9,217,053
United Kingdom	–	3,028,775	–	3,028,775
Uruguay	966,000	–	–	966,000
Vietnam	2,690,180	–	–	2,690,180
Preferred Stocks	–	151,702	–	151,702
Total	$38,089,186	$53,112,881	$–	$91,202,067

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

For the period ended July 31, 2024, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the period ended July 31, 2024.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close dates. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.